Organization and Business Description (Tables)	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflect the Activities of PTL Limited

The accompanying unaudited condensed consolidated financial statements reflect the activities of PTL Limited and the following entities:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Petrolink Energy Limited (“Petrolink Hong Kong”)	June 21, 2013	Hong Kong	100%	Providing marine fuel logistics services and one-stop solutions for vessel refuelling
Petrolink Energy Pte. Ltd. (“Petrolink Singapore”)	February 5, 2024	Singapore	100%	Sales office